BALANCE SHEET (USD $)	Mar. 31, 2012
ASSETS
Cash	$ 152
Prepaid expenses	0
Deferred offering costs (Note 2)	62,500
Total Assets	62,652
LIABILITIES AND STOCKHOLDERS' EQUITY
Note and advances payable to affiliate	55,940
Accrued offering costs	8,836
Accrued expenses	0
Total current liabilities	64,776
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares, no par value; unlimited shares authorized; 1,437,500* shares issued and outstanding; 1,437,500 issued and outstanding (Note 4)	0
Additional paid-in capital	25,000
Deficit accumulated during the development stage	(27,124)
Total shareholders' equity (deficit)	(2,124)
Total liabilities and shareholders' equity (deficit )	$ 62,652